This Amendment to the Registration Statement has been signed by the Boards of
                  Trustees of the Registrant and the Portfolios


    As Filed With the Securities and Exchange Commission on February 28, 2000

                                                               File No. 33-44579
                                                                        811-6498
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No.
                         Post-Effective Amendment No. 36                     [X]


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 39                             [X]


                              PIC INVESTMENT TRUST
               (Exact name of registrant as specified in charter)



   300 North Lake Avenue, Pasadena, CA                           91101-4106
(Address of Principal Executive Offices)                         (Zip Code)

       Registrant's Telephone Number (including area code): (626) 449-8500

                               WILLIAM T. WARNICK
                          Provident Investment Counsel
                              300 North Lake Avenue
                             Pasadena, CA 91101-4106
               (Name and address of agent for service of process)

                                    copy to:
                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                             San Francisco, CA 94014

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box)


             [X] immediately upon filing pursuant to paragraph (b)
             [ ] on (date) pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(i)
             [ ] on (date) pursuant to paragraph (a)(i)
             [ ] 75 days after filing pursuant to paragraph (a)(ii)
             [ ] on pursuant to paragraph (a)(ii) of Rule 485


If appropriate, check the following box

             [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS



SMALL CAP GROWTH FUND I


PROSPECTUS


FEBRUARY __, 2000


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Fund invests and the services available to shareholders.

                                    CONTENTS

Key Facts
Risk/Return Summary
The Principal Goals, Strategies and Risks of the Funds
Who May Want to Invest
Performance
Fees and Expenses
Structure of the Funds and the Portfolios
More Information About the Funds' Investments,
 Strategies and Risks
Management
The Advisor's Historical Performance Data
Your Account
Ways to Set Up Your Account
Calculation of Net Asset Value
Deciding Which Fee Structure is Best For You
Distribution (12b-1) Plan
Shareholder Services Plan
How to Buy Shares
How to Sell Shares
Important Redemption Information
Investor Services
Shareholder Account Policies
Dividends, Capital Gains and Taxes
Distribution Options
Understanding Distributions
Transaction Details
Financial Highlights

KEY FACTS


MANAGEMENT: Provident Investment Counsel (PIC), located in Pasadena, California since 1951, is the Fund's Advisor. At December 31, 1999, total assets under PIC's management were over $_________ billion.

STRUCTURE: Unlike most mutual funds, the Fund's investment in portfolio securities is indirect. The Fund first invests all of its assets in the PIC Small Cap Portfolio. The PIC Small Cap Portfolio, in turn, acquires and manages individual securities. The Fund has the same investment objective as the PIC Small Cap Portfolio. This is often referred to as a master-feeder fund structure. Investors should carefully consider this investment approach.


For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another pooled investment company or decide to manage its assets itself. The Fund is currently not contemplating such a move.


                               RISK/RETURN SUMMARY


THE PRINCIPAL GOALS, STRATEGIES AND RISKS OF THE FUND

GOAL: Long term growth of capital.


STRATEGY: Invest, through the PIC Small Cap Portfolio, primarily in the common stock of small- capitalization companies. Small-capitalization companies are those whose market capitalization or annual revenues at the time of purchase are $1 billion or less. In selecting investments, PIC does an analysis of individual companies and invests in those small-capitalization companies which it believes have the best prospects for future growth of earnings and revenue.


THE PRINCIPAL RISKS OF INVESTING IN THE FUND


By itself, the Fund is not a complete, balanced investment plan. And the Fund cannot guarantee that it will reach its goal. As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. For example, the following risks could affect the value of your investment:


MARKET RISK: The value of the Fund's investments will vary from day to day. The value of the Fund's investments generally reflect market conditions, interest rates and other company, political and economic news. Stock prices can rise and fall in response to these factors for short or extended periods of time. Therefore, when you sell your shares, you may receive more or less money than you originally invested.

SMALL COMPANY RISK: The securities of small, less well-known companies may be more volatile than those of larger companies. Small companies may have limited product lines, markets or financial resources and their management be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity.

PORTFOLIO TURNOVER RISK: A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Fund's performance.


WHO MAY WANT TO INVEST

The Fund may be appropriate for investors who are seeking capital appreciation through a portfolio of small-size companies and are willing to accept the greater risk of investing in such companies.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following performance information indicates some of the risks of investing in the Fund. The bar charts show how the Fund's total return has varied from year to year. The table shows the Fund's average returns over time compared with a broad-based market index. This past performance will not necessarily continue in the future.

[The following is the bar chart]

SMALL CAP GROWTH FUND I


Calendar Year Total Returns (%)

       94 - 2.51
       95 - 58.73
       96 - 18.20
       97 - 0.75
       98 - 5.82
       99 - 88.72
[End of bar chart]

Best quarter: up 57.76%, fourth quarter 1999
Worst quarter: down -24.62%, third quarter 1998

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999

                                                              Since Inception
                                  1 Year      5 Years      (September 30, 1993)
                                  ------      -------      --------------------
Small Cap Growth Fund             88.72%       30.04%              22.73%
Russell 2000 Growth Index*        43.10%       16.51%%             14.94%

----------
* The Russell 2000 Growth Index measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is a recognized index of small-capitalization companies.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                                    None
Maximum deferred sales (load) charge (as a
 percentage of purchase or sale price whichever is less)                None
Redemption fee                                                          None

ANNUAL FUND OPERATING EXPENSES*
(expenses that are deducted from Fund and/or Portfolio assets)



Management Fee (paid by the Portfolio)                                 0.80%
Administration Fee to PIC (paid by the Fund)                           0.20%
Other Expenses (paid by both)                                          0.27%
                                                                     ------
Total Annual Fund
Operating Expenses                                                     1.27%
                                                                     ------
Expense Reimbursements **                                             (0.27%)
                                                                     ------
Net Expenses                                                           1.00%
                                                                     ======

----------
* The table above and the Example below reflect the expenses of the Fund and the Portfolio.
** Pursuant to a contract with the Funds, PIC has agreed to reimburse the Fund and Portfolio for investment advisory fees and other expenses for ten years ending March 1, 2010. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if, within three subsequent years, the Fund's expenses are less than the limit agreed to by PIC. Any reimbursements to PIC are subject to approval by the Board of Trustees.

EXAMPLE: This Example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. These examples are only illustrations, and your actual costs may be higher or lower. Let's say, hypothetically, that the Fund's annual return is 5% , that all dividends and distributions are reinvested and that its operating expenses remain the same. For every $10,000 you invest, here's how much you would pay in total expenses for the time periods shown if you redeemed your shares at the end of the period:

      After 1 year              $  102
      After 3 years             $  318
      After 5 years             $  552
      After 10 years            $1,225


STRUCTURE OF THE FUND AND THE PORTFOLIO

The Fund seeks to achieve its investment objective by investing all of its assets in the PIC Small Cap Portfolio. The PIC Small Cap Portfolio is a separate registered investment company with the same investment objective as the Fund. Since the Fund will not invest in any securities other than shares of the PIC Small Cap Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. The Fund's and Portfolio's investment objective cannot be changed without shareholder approval.

The Portfolio may sell its shares to other funds and institutions as well as to the Fund. All who invest in the Portfolio do so on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, these other funds may sell their shares to the public at prices different from the Fund's prices. This would be due to different sales charges or operating expenses, and it might result in different investment returns to these other funds' shareholders.

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS, STRATEGIES AND RISKS

As described earlier, the Fund invests all of its assets in PIC Small Cap Portfolio. This section gives more information about how the PIC Small Cap Portfolio invests.

PIC supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold. PIC's research professionals meet personally with the majority of the senior officers of the companies in the Portfolio to discuss their abilities to generate strong revenue and earnings growth in the future.

PIC's investment professionals focus on individual companies rather than trying to identify the best market sectors going forward. This is often referred to as a "bottom-up" approach to investing. PIC seeks companies that have displayed exceptional profitability, market share, return on equity, reinvestment rates and sales and dividend growth. Companies with significant management ownership of stock, strong management goals, plans and controls; and leading proprietary positions in given market niches are especially attractive. Finally, the valuation of each company is assessed relative to its industry, earnings growth and the market in general.

The Fund seeks long term growth of capital by investing in the PIC Small Cap Portfolio, which in turn invests primarily in the common stock of small companies. PIC will invest at least 65%, and normally at least 95%, of the Portfolio's total assets in these securities. The Small Cap Portfolio has flexibility, however, to invest the balance in other market capitalizations and security types. Investing in small capitalization stocks may involve greater risk than investing in large or medium capitalization stocks, since they can be subject to more abrupt or erratic movements in value. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices tend to be more volatile.

The Portfolio invests to a limited degree in foreign securities. Foreign investments involve additional risks including currency fluctuations, political and economic instability, differences in financial reporting standards, and less stringent regulation of securities markets.


In determining whether to sell a security, PIC considers the following: (a) a fundamental change in the future outlook of the company based on PIC's research;
(b) the company's performance compared to other companies in its peer group; and
(c) whether the security has reached the target price set by PIC. These considerations are based on PIC's research, including analytical procedures, market research and, although not always possible, meetings or discussions with management of the company.


The Portfolio seeks to spread investment risk by diversifying its holdings among many companies and industries. PIC normally invests the Portfolio's assets according to its investment strategy. However, the Portfolio may depart from its principal investment strategies by making short-term investments in high-quality cash equivalents for temporary, defensive purposes. At those times, the Fund would not be seeking its investment objective.

MANAGEMENT

PIC is the advisor to the PIC Small Cap Portfolio, in which the Fund invests. PIC's address is 300 North Lake Avenue, Pasadena, CA 91101. PIC traces its origins to an investment partnership formed in 1951. It is now an indirect, wholly owned subsidiary of United Asset Management Corporation (UAM), a publicly owned corporation with headquarters located at One International Place, Boston, MA 02110. UAM is principally engaged, through affiliated firms, in providing institutional investment management services. An investment committee of PIC formulates and implements an investment program for the Portfolio, including determining which securities should be bought and sold.

The Portfolio pays an investment advisory fee to PIC for managing the Portfolio's investments. Last year, as a percentage of net assets the Portfolio paid 0.80%.

YOUR ACCOUNT

CALCULATION OF NET ASSET VALUE

Once each business day, the Fund calculates its net asset value (NAV). NAV is calculated at the close of regular trading on the New York Stock Exchange
(NYSE), which is normally 4 p.m., Eastern time. NAV will not be calculated on days that the NYSE is closed for trading.

The Fund's assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

HOW TO BUY SHARES

The price you will pay to buy Fund shares is based on the Fund's NAV. Shares are purchased at the next NAV calculated after the investment is received and accepted.

You may buy shares of the Fund only through certain eligible institutions, such as financial institutions and broker-dealers who have entered into an agreement with the Fund to sell its shares. Such eligible institutions may charge you a fee for this service. Before investing, read its program materials for any additional service features or fees that may apply.

The minimum initial investment in the Fund is $1 million. This minimum may be waived for certain investors. This includes investors who make investments for a group of clients, such as financial or investment advisors or trust companies. There is no minimum subsequent investment.

If you are making an initial investment in the Fund, the Eligible Institution should call the Fund's Transfer Agent at 800-618-7643 to obtain an account number. The Eligible Institution may then purchase shares of the Fund by wiring the amount to be invested to the following address:

PNPC Bank
Philadelphia, PA
ABA #031-0000-53
DDA #86-0172-6604
For credit to Provident Investment Counsel
Small Cap Growth Fund
[Shareholder name and account number]

At the same time, you should mail an application form to the Fund's Transfer Agent, Provident Financial Processing Corp., at the following address:

Provident Investment Counsel
Small Cap Growth Fund
P.O. Box 8943
Wilmington, DE 19899

Subsequent investments may be made by wiring funds to the custodian bank at the above address.

If you buy shares by check then sell those shares within two weeks, the payment may be delayed for up to seven business days to ensure that your purchase check has cleared.

HOW TO SELL SHARES

You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

When you open your Fund account, the person or persons who are authorized to give instructions to the Fund on your behalf will be identified.

Written instructions signed by an authorized person may be mailed to the Transfer Agent at P.O. Box 8943, Wilmington, DE 19899. The instructions may be delivered to the Transfer Agent at 400 Bellevue Parkway, Wilmington, DE 19809. The authorized person may send the written instructions by facsimile to 302-427-4511.

The redemption request should give the Fund's name, your account number and specify the amount of shares to be redeemed.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

You should make sure that the Transfer Agent and Administrator have a current list of persons authorized to give instructions to the Fund on your behalf.

SHAREHOLDER ACCOUNT POLICIES

DIVIDENDS, CAPITAL GAINS AND TAXES

The Fund distributes substantially all of its net income and capital gains, if any, to shareholders each year in December. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund.

When the Fund deducts a distribution from its NAV, the reinvestment price is the Fund's NAV at the close of business that day.

UNDERSTANDING DISTRIBUTIONS

As a Fund shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes its net income along to investors as distributions which are taxed as dividends; long term capital gain distributions are taxed as long term capital gains regardless of how long you have held your Fund shares. Every January, PIC will send you and the IRS a statement showing the taxable distributions.

TAXES ON TRANSACTIONS. Your redemptions are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

TRANSACTION DETAILS

The Fund is open for business each day the NYSE is open.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions.

The Fund reserves the right to suspend the offering of its shares for a period of time. The Fund also reserves the right to reject any specific purchase order. Purchase orders may be refused if, in PIC's opinion, they would disrupt management of the Fund.



FINANCIAL HIGHLIGHTS


This table show the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. The information for the year ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, Independent Certified Public Accountants. Their reports and the Fund's financial statements are included in the Annual Reports. The information for years prior to the year ended October 31, 1999 has been audited by other accountants.


              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

                                        1999        1998        1997       1996        1995
                                        ----        ----        ----       ----        ----
Net asset value, beginning of year    $ 18.13     $ 24.08     $ 23.19     $18.69      $12.90
                                      -------     -------     -------     ------      ------
Income from investment operations:
   Net investment loss                  (0.20)      (0.03)      (0.40)     (0.10)      (0.07)
   Net realized and unrealized gain
      (loss) on investments             10.87       (3.99)       1.58       4.60        5.86
                                      -------     -------     -------     ------      ------
Total from investment operations        10.67       (4.02)       1.18       4.50        5.79
                                      -------     -------     -------     ------      ------
Less distributions to shareholders:
   From net realized gains                 --       (1.93)      (0.29)        --          --
                                      -------     -------     -------     ------      ------
Net asset value, end of year          $ 28.80     $ 18.13     $ 24.08     $23.19      $18.69
                                      =======     =======     =======     ======      ======
Total return                            58.85%     (17.85%)      5.15%     24.08%      44.88%
                                      =======     =======     =======     ======      ======
Ratios/supplemental data:
Net assets, end of year (millions)    $218.0      $ 141.2     $ 105.5     $196.1      $130.3

Ratios to average net assets:+*
   Expenses                              1.00%       1.00%       1.00%      1.00%       1.00%
   Net investment loss                  (0.79%)     (0.67%)     (0.48%)    (0.60%)     (0.51%)

Portfolio turnover rate                133.24%      81.75%     151.52%     53.11%      45.45%
                                      =======     =======     =======     ======      ======

----------
+ Net of fee waivers and expense reimbursements of 0.27%, 0.26%, 0.25%, 0.34% and 0.47%, respectively.
*   Includes  the  Fund's  share  of  expenses  allocated  from  PIC  Small  Cap
    Portfolio.

                          PROVIDENT INVESTMENT COUNSEL

                             SMALL CAP GROWTH FUND I

For investors who want more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of the Fund's reports and SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                          Provident Investment Counsel
                                  P.O. Box 8943
                              Wilmington, DE 19899
                            Telephone: 1-800-618-7643


You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available:


Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov


For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549- 0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.


                                         (The Trust's SEC Investment Company Act
                                                          File No. is 811-06498)

PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS


GROWTH FUND I

SMALL COMPANY GROWTH FUND I


PROSPECTUS


FEBRUARY __, 2000


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Funds invest and the services available to shareholders.

                                    CONTENTS

Key Facts
An Overview of the Funds
Risk/Return Summary
The Principal Goals, Strategies and Risks of the Funds
Who May Want to Invest
Performance
Fees and Expenses
Structure of the Funds and the Portfolios
More Information About the Funds' Investments,
Strategies and Risks
Management
Your Account
Ways to Set Up Your Account
Calculation of Net Asset Value
How to Buy Shares
How to Sell Shares
Important Redemption Information
Investor Services
Shareholder Account Policies
Dividends, Capital Gains and Taxes
Distribution Options
Understanding Distributions
Transaction Details
Financial Highlights

KEY FACTS


AN OVERVIEW OF THE FUNDS

MANAGEMENT: Provident Investment Counsel (PIC), located in Pasadena, California since 1951, is the Funds' Advisor. At December 31, 1999, total assets under PIC's management were over $__ billion.

STRUCTURE:  Unlike  most  mutual  funds,  each Fund's  investment  in  portfolio securities is indirect. A Fund first invests all of its assets in a PIC Portfolio. The PIC Portfolio, in turn, acquires and manages individual securities. Each Fund has the same investment objective as the PIC Portfolio in which it invests. This is often referred to as a master-feeder fund structure. Investors should carefully consider this investment approach.


For reasons relating to costs or a change in investment goal, among others, each Fund could switch to another pooled investment company or decide to manage its assets itself. Neither Fund is currently contemplating such a move.


                               RISK/RETURN SUMMARY


THE PRINCIPAL GOALS, STRATEGIES AND RISKS OF THE FUNDS

GROWTH FUND I

GOAL:  Long term growth of capital.


STRATEGY: Invest, through the PIC Growth Portfolio, in growth stocks. PIC defines growth stocks as the stocks of those companies with high rates of growth in sales and earnings, strong financial characteristics, a proprietary product, industry leadership, significant management ownership and well thought out management goals, plans and controls. In selecting common stocks, PIC does an analysis of individual companies and invests in companies of any size which are currently experiencing a growth of earnings and revenue which is above the average relative to its industry peers and the domestic equity market in general.


SMALL COMPANY GROWTH FUND I

GOAL:  Long term growth of capital.


STRATEGY: Invest, through the PIC Small Cap Portfolio, primarily in the common stock of small- capitalization companies. Small-capitalization companies are those whose market capitalization or annual revenues at the time of purchase are $1 billion or less. In selecting investments, PIC does an analysis of individual companies and invests in those small-capitalization companies which it believes have the best prospects for future growth of earnings and revenue.

THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS


By itself, neither Fund is a complete, balanced investment plan. And neither Fund can guarantee that it will reach its goal. As with all mutual funds, there is the risk that you could lose money on your investment in either Fund. For example, the following risks could affect the value of your investment:


MARKET RISK: The value of each Fund's investments will vary from day to day. The value of the Funds' investments generally reflect market conditions, interest rates and other company, political and economic news. Stock prices can rise and fall in response to these factors for short or extended periods of time. Therefore, when you sell your shares, you may receive more or less money than you originally invested.

SMALL AND MEDIUM COMPANY RISK: Each Fund may invest in the securities of small and medium- sized companies. However, the Small Company Growth Fund primarily invests in the securities of small-sized companies. The securities of medium and small, less well-known companies may be more volatile than those of larger companies. Such companies may have limited product lines, markets or financial resources and their securities may have limited market liquidity. These risks are greater for small-sized companies.


PORTFOLIO TURNOVER RISK: A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect a Fund's performance.


WHO MAY WANT TO INVEST

The Growth Fund may be appropriate for investors who are seeking capital appreciation through a diversified portfolio of securities of companies of any size, but are willing to accept the greater risk of investing in growth stocks.

The Small Company Growth Fund may be appropriate for investors who are seeking capital appreciation through a portfolio of small-size companies and are willing to accept the greater risk of investing in such companies.

Investments in the Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following performance information indicates some of the risks of investing in the Funds. The bar charts show how the Funds' total returns have varied from year to year. The tables show the Funds' average returns over time compared with broad-based market indexes. This past performance will not necessarily continue in the future.

[The following is the bar chart]
GROWTH FUND I


Calendar Year Total Returns (%)

      93 - 0.80%
      94 - 2.55%
      95 - 23.53%
      96 - 20.69%
      97 - 27.35%
      98 - 39.10%
      99 - 34.36%

[End of bar chart]

Best quarter: up 28.78%, fourth quarter 1999
Worst quarter: down -8.74%, third quarter 1998

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999

                                                             Since Inception
                                1 Year         5 Years       (July 31, 1992)
                                ------         -------       ---------------
Growth Fund                     34.46%         28.83%             19.88%
S&P 500 Index*                  _____%         _____%             _____%

----------
* The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies.

[The following is the bar chart]
SMALL COMPANY GROWTH FUND I

Calendar Year Total Returns (%)

      97 - 1.36%
      98 - 5.43%
      99 - 87.94%

[End of bar chart]

Best quarter: up 57.57%, fourth quarter 1999
Worst quarter: down -24.76%, third quarter 1998

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999
                                                             Since Inception
                                           1 Year            (June 28, 1996)
                                           ------            ---------------
Small Company Growth Fund                  87.94%                19.39%
Russell 2000 Growth Index*                 43.10%                14.94%

----------
* The Russell 2000 Growth Index measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is a recognized index of small-capitalization companies.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                                    None
Maximum deferred sales (load) charge (as a
 percentage of purchase or sale price whichever is less)                None
Redemption fee                                                          None
Exchange fee                                                            None

ANNUAL FUND OPERATING EXPENSES*
(expenses that are deducted from Fund and/or Portfolio assets)


                                              Growth           Small Company
                                               Fund             Growth Fund
                                               ----             -----------
Management Fee (paid by
 the Portfolio)                                 0.80%              0.80%
Administration Fee to PIC
 (paid by the Fund)                             0.20%              0.20%
Other Expenses (paid by both)                   0.36%              0.52%
                                              ------             ------
Total Annual Fund Operating Expenses            1.36%              1.52%
                                              ------             ------
Expense Reimbursements **                      (0.11%)            (0.07%)
                                              ------             ------
Net Expenses                                    1.25%              1.45%
                                              ======             ======
----------
* The table above and the Example below reflect the expenses of the Funds and the Portfolios.
** Pursuant to a contract with the Funds, PIC has agreed to reimburse each Fund and Portfolio for investment advisory fees and other expenses for ten years ending March 1, 2010. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Funds if, within three subsequent years, a Fund's expenses are less than the limit agreed to by PIC. Any reimbursements to PIC are subject to approval by the Board of Trustees.

EXAMPLES: These examples will help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples are only illustrations, and your actual costs may be higher or lower. Let's say, hypothetically, that each Fund's annual return is 5% , that all dividends and distributions are reinvested and that its operating expenses remain the same. For every $10,000 you invest, here's how much you would pay in total expenses for the time periods shown if you redeemed your shares at the end of the period:

                                              Growth           Small Company
                                               Fund             Growth Fund
                                               ----             -----------
After 1 year                                  $  127             $  148
After 3 years                                 $  397             $  459
After 5 years                                 $  686             $  792
After 10 years                                $1,511             $1,735

STRUCTURE OF THE FUNDS AND THE PORTFOLIOS

Each Fund seeks to achieve its investment objective by investing all of its assets in a PIC Portfolio. Each Portfolio is a separate registered investment company with the same investment objective as the Fund. Since a Fund will not invest in any securities other than shares of a Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. Each Fund's and Portfolio's investment objective cannot be changed without shareholder approval.

A Portfolio may sell its shares to other funds and institutions as well as to a Fund. All who invest in a Portfolio do so on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, these other funds may sell their shares to the public at prices different from the Funds' prices. This would be due to different sales charges or operating expenses, and it might result in different investment returns to these other funds' shareholders.

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS, STRATEGIES AND RISKS

As described earlier, each Fund invests all of its assets in a PIC Portfolio. This section gives more information about how the PIC Portfolios invest.

PIC supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold. PIC's research professionals meet personally with the majority of the senior officers of the companies in the Portfolios to discuss their abilities to generate strong revenue and earnings growth in the future.

PIC's investment professionals focus on individual companies rather than trying to identify the best market sectors going forward. This is often referred to as a "bottom-up" approach to investing. PIC seeks companies that have displayed exceptional profitability, market share, return on equity, reinvestment rates and sales and dividend growth. Companies with significant management ownership of stock, strong management goals, plans and controls; and leading proprietary positions in given market niches are especially attractive. Finally, the valuation of each company is assessed relative to its industry, earnings growth and the market in general.

Each Portfolio invests to a limited degree in foreign securities. Foreign investments involve additional risks including currency fluctuations, political and economic instability, differences in financial reporting standards, and less stringent regulation of securities markets.


In determining whether to sell a security, PIC considers the following: (a) a fundamental change in the future outlook of the company based on PIC's research;
(b) the company's performance compared to other companies in its peer group; and
(c) whether the security has reached the target price set by PIC. These considerations are based on PIC's research, including analytical procedures, market research and, although not always possible, meetings or discussions with management of the company.


Each Portfolio seeks to spread investment risk by diversifying its holdings among many companies and industries. PIC normally invests each Portfolio's assets according to its investment strategy. However, each Portfolio may depart from its principal investment strategies by making short-term investments in high-quality cash equivalents for temporary, defensive purposes. At those times, a Fund would not be seeking its investment objective.

PROVIDENT INVESTMENT COUNSEL GROWTH FUND I

The Growth Fund seeks long term growth of capital by investing in the PIC Growth Portfolio, which in turn invests primarily in shares of common stock. Under normal circumstances, the Growth Portfolio will invest at least 80% of its assets in shares of common stock. In selecting investments for the Growth Portfolio, PIC will include companies of various sizes which are currently experiencing a growth of earnings and revenue which is above the average relative to its industry peers and the stock market in general. The minimum market capitalization of a portfolio security is expected to be $1 billion, and the average market capitalization is currently approximately $__ billion. Equity securities in which the Growth Portfolio invests typically average less than a 1% dividend. Currently, approximately __% of the shares of common stock in which the Growth Portfolio invests are listed on the New York or American Stock Exchanges, and the remainder are traded on the NASDAQ system or are otherwise traded over-the-counter.

PROVIDENT INVESTMENT COUNSEL SMALL COMPANY GROWTH FUND I

The Small Company Growth Fund seeks long term growth of capital by investing in the PIC Small Cap Portfolio, which in turn invests primarily in the common stock of small companies.

PIC will invest at least 65%, and normally at least 95%, of the Portfolio's total assets in these securities. The Small Cap Portfolio has flexibility, however, to invest the balance in other market capitalizations and security types. Investing in small capitalization stocks may involve greater risk than investing in large or medium capitalization stocks, since they can be subject to more abrupt or erratic movements in value. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices tend to be more volatile.

MANAGEMENT

PIC is the advisor to the PIC Portfolios, in which the respective Funds invest. PIC's address is 300 North Lake Avenue, Pasadena, CA 91101. PIC traces its origins to an investment partnership formed in 1951. It is now an indirect, wholly owned subsidiary of United Asset Management Corporation (UAM), a publicly owned corporation with headquarters located at One International Place, Boston, MA 02110. UAM is principally engaged, through affiliated firms, in providing institutional investment management services. An investment committee of PIC formulates and implements an investment program for each of the Portfolios, including determining which securities should be bought and sold.


Each Portfolio pays an investment advisory fee to PIC for managing the Portfolio's investments. Last year, as a percentage of net assets each Portfolio paid 0.80%.

YOUR ACCOUNT

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS

Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES

Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

    * INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70 1/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.

    * ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.

    * KEOGH OR CORPORATE PROFIT SHARING AND MONEY PURCHASE PENSION PLANS allow self-employed individuals or small business owners (and their employees) to make tax-deductible contributions for themselves and any eligible employees up to $30,000 per year.

    * SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

    *   403(b) CUSTODIAL  ACCOUNTS are available to employees of most tax-exempt
        institutions,   including   schools,   hospitals  and  other  charitable
        organizations.

    * 401(K) PROGRAMS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

GIFTS OR TRANSFERS TO MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).

TRUST
FOR MONEY BEING INVESTED BY A TRUST

The trust must be established before an account can be opened.

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR OTHER GROUPS

Does not require a special application.

CALCULATION OF NET ASSET VALUE

Once each business day, each Fund calculates its net asset value (NAV). NAV is calculated at the close of regular trading on the New York Stock Exchange
(NYSE), which is normally 4 p.m., Eastern time. NAV will not be calculated on days that the NYSE is closed for trading.

Each Fund's assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

HOW TO BUY SHARES

The price you will pay to buy Fund shares is based on the Fund's NAV. Shares are purchased at the next NAV calculated after the investment is received and accepted.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call (800) 618-7643 for more information and a retirement application.

If you buy shares by check and then sell those shares within two weeks, the payment may be delayed for up to seven business days to ensure that your purchase check has cleared.

If you are investing by wire, please be sure to call (800) 618-7643 before sending each wire.

MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT                                           $1 MILLION

The Funds may, at their discretion, waive the minimum investment for employees and affiliates, of PIC or any other person or organization deemed appropriate

For retirement accounts                                      $  250

TO ADD TO AN ACCOUNT                                         $  250

For retirement plans                                         $  250

Through automatic investment plans                           $  100

MINIMUM BALANCE                                              $1,000

For retirement accounts                                      $  500

FOR INFORMATION:                                             (800) 618-7643

TO INVEST

BY MAIL:   Provident Investment Counsel Funds
           P.O. Box 8943
           Wilmington, DE 19899

BY WIRE:   Call: (800) 618-7643 to set up an account and arrange a wire transfer

BY OVERNIGHT DELIVERY:   Provident Investment Counsel Funds
                         400 Bellevue Parkway
                         Wilmington, DE 19809

HOW TO SELL SHARES

You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

To sell shares in a non-retirement account, you may use any of the methods described on these two pages. If you are selling some but not all of your shares, you must leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).

Certain requests must include a signature guarantee. It is designed to protect you and the Funds from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

    *   You wish to redeem more than $100,000 worth of shares,

    *   Your account registration has changed within the last 30 days,

    * The check is being mailed to a different address from the one on your account (record address), or

    *   The check is being made payable to someone other than the account owner.

Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Funds' Transfer Agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A notary public cannot provide a signature guarantee.

SELLING SHARES IN WRITING

Write a "letter of instruction" with:

    *   Your name,

    *   Your Fund Account number,

    *   The dollar amount or number of shares to be redeemed, and

    * Any other applicable requirements listed under "Important Redemption Information."

    * Unless otherwise instructed, PIC will send a check to the record address.

MAIL YOUR LETTER TO:
Provident Investment Counsel Funds
P.O. Box 8943
Wilmington, DE 19899

IMPORTANT REDEMPTION INFORMATION

                   ACCOUNT TYPE                SPECIAL REQUIREMENTS
                   ------------                --------------------
PHONE            All account types      *  Your  telephone call must be received
(800) 618-7643   except retirement         by 4 p.m. Eastern time to be redeemed
                                           on that day  (maximum  check  request
                                           $100,000).

MAIL OR IN       Individual, Joint      *  The  letter of  instructions  must be
PERSON           Tenant, Sole              signed  by all  persons  required  to
                 Proprietorship, UGMA,     sign  for  transactions,  exactly  as
                 UTMA                      their names appear on the account.

                 Retirement Account     *  The account  owner should  complete a
                                           retirement  distribution  form.  Call
                                           (800) 618-7643 to request one.

                 Trust                  *  The  trustee  must  sign  the  letter
                                           indicating  capacity as  trustee.  If
                                           the  trustee's  name  is  not  in the
                                           account registration,  provide a copy
                                           of  the  trust   document   certified
                                           within the last 60 days.

                 Business or            *  At least  one  person  authorized  by
                 Organization              corporate  resolutions  to act on the
                                           account must sign the letter.

                                        *  Include a corporate  resolution  with
                                           corporate   seal   or   a   signature
                                           guarantee.

                Executor,               *  Call (800) 618-7643 for instructions.
                Administrator,
                Conservator,
                Guardian

WIRE            All account types       *  You must sign up for the wire feature
                except retirement          before using it. To verify that it is
                                           in  place,   call   (800)   618-7643.
                                           Minimum redemption wire: $5,000.

                                        *  Your wire redemption  request must be
                                           received  by the  Fund  before 4 p.m.
                                           Eastern  time  for  money to be wired
                                           the next business day.

INVESTOR SERVICES

PIC provides a variety of services to help you manage your account.

INFORMATION SERVICES

PIC's telephone representatives can be reached at (800) 618-7643.

Statements and reports that PIC sends to you include the following:

   * Confirmation statements (after every transaction that affects your account balance or your account registration)

   *  Annual and semi-annual shareholder reports (every six months)

TRANSACTION SERVICES

EXCHANGE PRIVILEGE. You may sell your Provident Investment Counsel Fund I shares and buy shares of any other Provident Investment Counsel Fund I by telephone or in writing. You may not exchange your Fund shares for shares of Provident Investment Counsel Small Cap Growth Fund I. Note that exchanges into each Fund are limited to four per calendar year, and that they may have tax consequences for you. Also see "Shareholder Account Policies."

SYSTEMATIC WITHDRAWAL PLANS let you set up periodic redemptions from your account. These redemptions take place on the 25th day of each month or, if that day is a weekend or holiday, on the prior business day. This service is available to Fund A account holders only.

REGULAR INVESTMENT PLANS

One easy way to pursue your financial goals is to invest money regularly. PIC offers convenient services that let you transfer money into your Fund account automatically. Automatic investments are made on the 20th day of each month or, if that day is a weekend or holiday, on the prior business day. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long term financial goals. Certain restrictions apply for retirement accounts. Call (800) 618-7643 for more information.

SHAREHOLDER ACCOUNT POLICIES

DIVIDENDS, CAPITAL GAINS AND TAXES

The Funds distribute substantially all of their net income and capital gains, if any, to shareholders each year in December.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call (800) 618-7643 for instructions. The Funds offer three options:

1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.

3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.

For retirement accounts, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash.

When a Fund deducts a distribution from its NAV, the reinvestment price is the Fund's NAV at the close of business that day. Cash distribution checks will be mailed within seven days.

UNDERSTANDING DISTRIBUTIONS

As a Fund shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes its net income along to investors as distributions which are taxed as dividends; long term capital gain distributions are taxed as long term capital gains regardless of how long you have held your Fund shares. Every January, PIC will send you and the IRS a statement showing the taxable distributions.

TAXES ON TRANSACTIONS. Your redemptions--including exchanges--are subject to capital gains tax.

A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell or exchange them.

Whenever you sell shares of a Fund, PIC will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether the sale resulted in a capital gain and, if so, the amount of the tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

TRANSACTION DETAILS

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a Fund to withhold 31% of your taxable distributions and redemptions.

You may initiate many transactions by telephone. PIC may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. PIC will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the liability to redeem or exchange by telephone, call PIC for instructions.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Privilege." Purchase orders may be refused if, in PIC's opinion, they would disrupt management of the Fund.

Please note this about purchases:

    * All of your purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

    *   PIC does not accept cash or third party checks.

    * When making a purchase with more than one check, each check must have a value of at least $50.

    * Each Fund reserves the right to limit the number of checks processed at one time.

    * If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent has incurred.

To avoid the collection period associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.

You may buy shares of a Fund or sell them through a broker, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.

Certain financial institutions that have entered into sales agreements with PIC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Funds are priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Please note this about redemptions:

    * Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days to pay you.

    * Redemptions may be suspended or payment dates postponed beyond seven days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

    * PIC reserves the right to deduct an annual maintenance fee of $12.00 from accounts with a value of less than $1,000. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher cost of servicing smaller accounts.

    * PIC also reserves the right to redeem the shares and close your account if it has been reduced to a value of less than $1,000 as a result of a redemption or transfer. PIC will give you 30 days prior notice of its intention to close your account.

Please note this about exchanges

As a shareholder, you have the privilege of exchanging shares of Provident Investment Counsel Fund I for shares of any other Provident Investment Counsel Fund I, other than Provident Investment Counsel Small Cap Growth Fund I. However, you should note the following:

    * The Fund you are exchanging into must be registered for sale in your state.

    * You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

    *   Before exchanging into a Fund, read its prospectus.

    * Exchanges are considered a sale and purchase of Fund shares for tax purposes and may result in a capital gain or loss.

    * You may exchange Provident Investment Counsel Fund I shares only for other Provident Investment Counsel Fund I shares, other than Provident Investment Counsel Small Cap Growth Fund I.

    * Because excessive trading can hurt fund performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for the purposes of the four exchange limit.

    * Each Fund reserves the right to refuse exchange purchases by any person or group if, in PIC's judgment, a Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

FINANCIAL HIGHLIGHTS


These tables show the Funds' financial performance for up to the past five years. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. The information for the year ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, Independent Certified Public Accountants. Their reports and the Funds' financial statements are included in the Annual Reports. The information for periods prior to the year ended October 31, 1999 has been audited by other accountants.

                   PROVIDENT INVESTMENT COUNSEL GROWTH FUND I

                                                    Fiscal year ended October 31,
                                         --------------------------------------------------
                                          1999       1998       1997       1996       1995
                                          ----       ----       ----       ----       ----
Net asset value, beginning of year       $17.75     $18.14     $16.25     $14.25     $11.70
                                         ------     ------     ------     ------     ------
Income from investment operations:
 Net investment loss                      (0.15)     (0.06)     (0.15)     (0.06)     (0.02)
 Net realized and unrealized gain
  on investments                           5.40       3.04       3.98       2.06       2.57
                                         ------     ------     ------     ------     ------
Total from investment operations           5.25       2.98       3.83       2.00       2.55
                                         ------     ------     ------     ------     ------
Less distributions:
 From net realized gains                  (1.28)     (3.37)     (1.94)      0.00       0.00
                                         ------     ------     ------     ------     ------
Net asset value, end of year             $21.72     $17.75     $18.14     $16.25     $14.25
                                         ------     ------     ------     ------     ------
Total return                              31.08%     19.60%     26.44%     14.04%     21.79%
                                         ======     ======     ======     ======     ======
Ratios/supplemental data:
 Net assets, end of period (millions)    $174.4     $132.4     $ 80.0     $116.1     $131.1
                                         ------     ------     ------     ------     ------
Ratios to average net assets:* **
 Expenses                                  1.25%      1.25%      1.25%      1.25%      1.25%
 Net investment loss                      (0.73%)    (0.57%)    (0.38%)    (0.28%)    (0.17%)

Portfolio turnover rate ++                80.34%     81.06%     67.54%     64.09%     54.89%
                                         ======     ======     ======     ======     ======

----------
* Includes the Fund's share of expenses allocated from PIC Growth Portfolio. ** Net of fee waivers and expense reimbursements which were 0.11%, 0.14%,
    0.10%, 0.05% and 0.05%, respectively.
++ Portfolio turnover rate of PIC Growth Portfolio, in which all of the Fund's assets are invested.

            PROVIDENT INVESTMENT COUNSEL SMALL COMPANY GROWTH FUND I

                                                                                    June 28,
                                                                                     1996*
                                                   Year ended October 31,           through
                                           ------------------------------------    October 31,
                                             1999          1998          1997         1996
                                             ----          ----          ----         ----
Net asset value, beginning of period       $  8.11       $  9.91       $  9.48       $10.00
                                           -------       -------       -------       ------
Income from investment operations:
 Net investment loss                         (0.13)        (0.10)        (0.05)       (0.03)
 Net realized and unrealized gain
 (loss) on investments                        4.85         (1.70)         0.48        (0.49)
                                           -------       -------       -------       ------
Total from investment operations              4.72         (1.80)         0.43        (0.52)
                                           -------       -------       -------       ------
Net asset value, end of period             $ 12.83       $  8.11       $  9.91       $ 9.48
                                           -------       -------       -------       ------
Total return                                 58.20%       (18.16%)        4.54%       (5.20%)++
                                           =======       =======       =======       ======
Ratios/supplemental data:
 Net assets, end of period (millions)      $  35.6       $ 29.7        $  31.0       $  5.2
                                           -------       -------       -------       ------
Ratios to average net assets:** ^
 Expenses                                     1.45%         1.45%         1.45%        1.43%+
 Net investment loss                         (1.24%)       (1.13%)       (0.96%)      (0.91%)+

Portfolio turnover rate ++                  133.24%        81.75%       151.52%       53.11%
                                           =======       =======       =======       ======

----------
*   Commencement of operations
+   Annualized.
**  Includes  the  Fund's  share  of  expenses  allocated  from  PIC  Small  Cap
    Portfolio.
^ Net of fee waivers and expense reimbursements which were 0.07%, 0.04%, 0.16% and 2.60%, respectively. ++ Portfolio turnover rate of PIC Small Cap Portfolio, in which all of the Fund's assets are invested. ++ Not annualized

                          PROVIDENT INVESTMENT COUNSEL

                                  GROWTH FUND I
                           SMALL COMPANY GROWTH FUND I

For investors who want more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

You can get free copies of the Funds' reports and SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                          Provident Investment Counsel
                                  P.O. Box 8943
                              Wilmington, DE 19899
                            Telephone: 1-800-618-7643


You can review and copy information including the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available:

Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov

For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549- 0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.



                                         (The Trust's SEC Investment Company Act
                                                          File No. is 811-06498)

                              PIC INVESTMENT TRUST

                       Statement of Additional Information
                             Dated February __, 2000


This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the prospectus of the Provident Investment Counsel Small Cap Growth Fund I, a series of PIC Investment Trust (the "Trust"). There are fourteen other series of the Trust: Provident Investment Counsel
Growth Fund I, Provident Investment Counsel Small Company Growth Fund I, Provident Investment Counsel Balanced Fund A, Provident Investment Counsel Growth Fund A, Provident Investment Counsel Mid Cap Fund A, Provident Investment Counsel Small Company Growth Fund A, Provident Investment Counsel Balanced Fund B, Provident Investment Counsel Growth Fund B, Provident Investment Counsel Mid Cap Fund B, Provident Investment Counsel Small Company Growth Fund B, Provident Investment Counsel Balanced Fund C, Provident Investment Counsel Growth Fund C, Provident Investment Counsel Mid Cap Fund C and Provident Investment Counsel Small Company Growth Fund C. The Provident Investment Counsel Small Cap Growth Fund I (the "Fund") invests in the PIC Small Cap Portfolio (the "Portfolio"). Provident Investment Counsel (the "Advisor") is the Advisor to the Portfolio. A copy of the Fund's prospectus may be obtained from the Trust at 300 North Lake Avenue, Pasadena, CA 91101-4106, telephone (818) 449-8500.


                                TABLE OF CONTENTS

Investment Objective and Policies                                 B-2
Management                                                        B-8
Custodian and Auditors                                            B-13
Portfolio Transactions and Brokerage                              B-13
Portfolio Turnover                                                B-14
Additional Purchase and Redemption Information                    B-14
Net Asset Value                                                   B-15
Taxation                                                          B-15
Dividends and Distributions                                       B-16
Performance Information                                           B-16
General Information                                               B-18
Financial Statements                                              B-19
Appendix                                                          B-20

                        INVESTMENT OBJECTIVE AND POLICIES

INTRODUCTION

     The investment objective of the Fund is to provide capital appreciation. There is no assurance that the Fund will achieve its objective. The Fund will attempt to achieve its objective by investing all of its assets in shares of the Portfolio. The Portfolio is a diversified open-end management investment company having the same investment objective as the Fund. Since the Fund will not invest in any securities other than shares of the Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. The Fund's and the Portfolio's investment objective cannot be changed without shareholder approval.

     In addition to selling its shares to the Fund, the Portfolio may sell its shares to other mutual funds or institutional investors. All investors in the Portfolio invest on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, other investors in the Portfolio may sell their shares to the public at prices different from those of the Fund as a result of the imposition of sales charges or different operating expenses. You should be aware that these differences may result in different returns from those of investors in other entities investing in the Portfolio. Information concerning other holders of interests in the Portfolio is available by calling
(800) 618-7643.

     The Trustees of the Trust believe that this structure may enable the Fund to benefit from certain economies of scale, based on the premise that certain of the expenses of managing an investment portfolio are relatively fixed and that a larger investment portfolio may therefore achieve a lower ratio of operating expenses to net assets. Investing the Fund's assets in the Portfolio may produce other benefits resulting from increased asset size, such as the ability to participate in transactions in securities which may be offered in larger denominations than could be purchased by the Fund alone. The Fund's investment in the Portfolio may be withdrawn by the Trustees at any time if the Board determines that it is in the best interests of the Fund to do so. If any such withdrawal were made, the Trustees would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment company or the retaining of an investment advisor to manage the Fund's assets directly.

     Whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders, and the Fund's votes with respect to the Portfolio will be cast in the same proportion as the shares of the Fund for which voting instructions are received.

     The discussion below supplements information contained in the prospectus as to policies of the Fund and the Portfolio. Because the investment characteristics of the Fund will correspond directly to those of the Portfolio, the discussion refers to those investments and techniques employed by the Portfolio.

INVESTMENT RESTRICTIONS

     The Trust (on behalf of the Fund) and the Portfolio have adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of the Fund or the Portfolio. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund or the Portfolio represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund or the Portfolio. Except with respect to borrowing, changes in values of assets of the Fund or Portfolio will not cause a violation of the investment restrictions so long as percentage restrictions are observed by the Fund or Portfolio at the time it purchases any security.

     As a matter of fundamental policy, the Portfolio is diversified; i.e., as to 75% of the value of its total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities). The Fund invests all of its assets in shares of the Portfolio. The Fund's and the Portfolio's investment objective is fundamental.

     In addition, the Fund or Portfolio may not:

     1. Issue senior securities, borrow money or pledge its assets, except that the Fund or the Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

     2. Make short sales of securities or maintain a short position;

     3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

     4. Write put or call options, except that the Portfolio may write covered call and cash secured put options and purchase call and put options on stocks and stock indices;

     5. Act as underwriter (except to the extent the Fund or Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

     6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that the Fund may invest more than 25% of its assets in shares of the Portfolio;

     7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

     8. Purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase and sell stock index futures contracts;

     9. Invest in oil and gas limited partnerships or oil, gas or mineral leases;

     10. Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and the Portfolio and except for repurchase agreements); or

     11. Make investments for the purpose of exercising control or management.

     The Portfolio observes the following restrictions as a matter of operating but not fundamental policy.

     The Portfolio may not:

     1. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law; or

     2. Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).

SECURITIES AND INVESTMENT PRACTICES

     The discussion below supplements information contained in the prospectus as to investment policies of the Portfolio. PIC may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Portfolio achieve its goals.

EQUITY SECURITIES

     Equity securities are common stocks and other kinds of securities that have the characteristics of common stocks. These other securities include bonds, debentures and preferred stocks which can be converted into common stocks. They also include warrants and options to purchase common stocks.

SHORT-TERM INVESTMENTS

     Short-Term Investments are debt securities that mature within a year of the date they are purchased by the Portfolio. Some specific examples of short-term investments are commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements. The Portfolio will only purchase short-term investments which are "high quality," meaning the investments have been rated A-1 by Standard & Poor's Rating Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or have an issue of debt securities outstanding rated at least A by S&P or Moody's. The term also applies to short-term investments that PIC believes are comparable in quality to those with an A-1 or Prime-1 rating. U.S. Government securities are always considered to be high quality.

REPURCHASE AGREEMENTS

     Repurchase agreements are transactions in which the Fund or the Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

     Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund and the Portfolio intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Boards of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Boards' general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund and the Portfolio intend to comply with provisions under such Code that would allow them immediately to resell the collateral.

OPTIONS ACTIVITIES

     The Portfolio may write call options on stocks and stock indices, if the calls are "covered" throughout the life of the option. A call is "covered" if the Portfolio owns the optioned securities. When the Portfolio writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Portfolio will forgo any gain from an increase in the market price of the underlying security over the exercise price.

     The Portfolio may purchase a call on securities to effect a "closing purchase transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Portfolio on which it wishes to terminate its obligation. If the Portfolio is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Portfolio expires (or until the call is exercised and the Portfolio delivers the underlying security).

     The Portfolio also may write and purchase put options ("puts"). When the Portfolio writes a put, it gives the purchaser of the put the right to sell the underlying security to the Portfolio at the exercise price at any time during the option period. When the Portfolio purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.

     The Portfolio's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

     In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

FUTURES CONTRACTS

     The Portfolio may buy and sell stock index futures contracts. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

     Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. Entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities.

     A stock index futures contract may be used as a hedge by the Portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.

     There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures on stock indices.

     In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

     Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

FOREIGN SECURITIES

     The Portfolio may invest in foreign issuers in foreign markets. In addition, the Portfolio may invest in American Depositary Receipts ("ADRs"), which are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets. A depositary may issue unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR. The Portfolio may invest no more than 20% of its total assets in foreign securities, and it will only purchase foreign securities or American Depositary Receipts which are listed on a national securities exchange or included in the NASDAQ system.

     Foreign securities and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments, especially those in developing countries, more volatile.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Portfolio may enter into forward contracts with respect to specific transactions. For example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Portfolio will thereby be to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the
Portfolio to sustain losses on these contracts and transaction costs. The Portfolio may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency or (2) the Portfolio maintains a segregated account as described below. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

     At or before the maturity date of a forward contract that requires the Portfolio to sell a currency, the Portfolio may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

     The cost to the Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

SEGREGATED ACCOUNTS

     When the Portfolio writes an option, sells a futures contract or enters into a forward foreign currency exchange contract, it will establish a segregated account with its custodian bank, or a securities depository acting for it, to hold assets of the Portfolio in order to insure that the Portfolio will be able to meet its obligations. In the case of a call that has been written, the securities covering the option will be maintained in the segregated account and cannot be sold by the Portfolio until released. In the case of a put that has been written or a forward foreign currency contract that has been entered into, liquid securities will be maintained in the segregated account in an amount sufficient to meet the Portfolio's obligations pursuant to the put or forward contract. In the case of a futures contract, liquid securities will be maintained in the segregated account equal in value to the current value of the underlying contract, less the margin deposits. The margin deposits are also held, in cash or U.S. Government securities, in the segregated account.

DEBT SECURITIES AND RATINGS

     Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Portfolio has acquired the security. The Advisor will consider whether the Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

                                   MANAGEMENT

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. Likewise, the Portfolio has a Board of Trustees which has comparable responsibilities, including approving agreements with the Advisor. The day to day operations of the Trust and the Portfolio are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

     The following table lists the Trustees and officers of the Trust, their business addresses and principal occupations during the past five years. Unless otherwise noted, each individual has held the position listed for more than five years.


Name, Address                  Position(s) Held          Principal Occupation(s)
  and Age                       With the Trust             During Past 5 Years
  -------                       --------------             -------------------
Douglass B. Allen* (age 37)      Trustee and       Vice President of the Advisor
300 North Lake Avenue            President
Pasadena, CA 91101

Jettie M. Edwards (age 53)       Trustee           Consulting principal of Syrus Associates
76 Seaview Drive                                   (consulting firm)
Santa Barbara, CA 93108

Richard N. Frank (age 76)        Trustee           Chief   Executive    Officer,    Lawry's
234 E. Colorado Blvd.                              Restaurants, Inc.; formerly, Chairman of
Pasadena, CA 91101                                 Lawry's Foods, Inc.

James Clayburn LaForce           Trustee           Dean Emeritus, John E. Anderson Graduate
 (age 76)                                          School  of  Management,   University  of
P.O. Box 1585                                      California, Los Angeles. Director of The
Pauma Valley, CA 92061                             BlackRock  Funds.  Trustee  of  Payden &
                                                   Rygel Investment Trust.  Director of the
                                                   Timken Co., Rockwell International,  Eli
                                                   Lily,   Jacobs   Engineering  Group  and
                                                   Imperial Credit Industries.

Anthony R. Mozilo (age 60)       Trustee           Vice   Chairman   and   Executive   Vice
155 N. Lake Avenue                                 President    of    Countrywide    Credit
Pasadena, CA 91101                                 Industries (mortgage banking)

Wayne H. Smith (age 58)          Trustee           Vice  President  and  Treasurer of Avery
                                                   Dennison Corporation (pressure sensitive
150 N. Orange Grove Blvd.                          material     and     office     products
Pasadena, CA 91103                                 manufacturer)


Thomas J. Condon* (age 61)       Trustee           Managing Director of the Advisor.
300 North Lake Avenue
Pasadena, CA 91101

Aaron W.L. Eubanks, Sr.          Vice President    Senior Vice President of the Advisor.
 (age 37)                        and Secretary
300 North Lake Avenue
Pasadena, CA 91101

William T. Warnick (age 31)      Vice President    Vice President of the Advisor
300 North Lake Avenue            and Treasurer
Pasadena, CA 91101

     The following table lists the Trustees and officers of the Portfolio, their business addresses and principal occupations during the past five years. Unless otherwise noted, each individual has held the position listed for more than five years.


Name, Address                  Position(s) Held          Principal Occupation(s)
  and Age                    With the Portfolios           During Past 5 Years
  -------                    -------------------           -------------------
Douglass B. Allen* (age 37)      Trustee and       Vice President of the Advisor
300 North Lake Avenue            President
Pasadena, CA 91101

Jettie M. Edwards (age 53)       Trustee           Consulting principal of Syrus Associates
76 Seaview Drive                                   (consulting firm)
Santa Barbara, CA 93108

Richard N. Frank (age 76)        Trustee           Chief   Executive    Officer,    Lawry's
234 E. Colorado Blvd.                              Restaurants, Inc.; formerly, Chairman of
Pasadena, CA 91101                                 Lawry's Foods, Inc.

James Clayburn LaForce           Trustee           Dean Emeritus, John E. Anderson Graduate
 (age 76)                                          School  of  Management,   University  of
P.O. Box 1585                                      California, Los Angeles. Director of The
Pauma Valley, CA 92061                             BlackRock  Funds.  Trustee  of  Payden &
                                                   Rygel Investment Trust.  Director of the
                                                   Timken Co., Rockwell International,  Eli
                                                   Lily,   Jacobs   Engineering  Group  and
                                                   Imperial Credit Industries.

Anthony R. Mozilo (age 60)       Trustee           Vice   Chairman   and   Executive   Vice
155 N. Lake Avenue                                 President    of    Countrywide    Credit
Pasadena, CA 91101                                 Industries (mortgage banking)

Wayne H. Smith (age 58)          Trustee           Vice  President  and  Treasurer of Avery
                                                   Dennison Corporation (pressure sensitive
150 N. Orange Grove Blvd.                          material     and     office     products
Pasadena, CA 91103                                 manufacturer)


Thomas J. Condon* (age 61)       Trustee           Managing Director of the Advisor.
300 North Lake Avenue
Pasadena, CA 91101

Aaron W.L. Eubanks, Sr.          Vice President    Senior Vice President of the Advisor.
 (age 37)                        and Secretary
300 North Lake Avenue
Pasadena, CA 91101

William T. Warnick (age 31)      Vice President    Vice President of the Advisor
300 North Lake Avenue            and Treasurer
Pasadena, CA 91101

----------
* denotes Trustees who are "interested persons" of the Trust or Portfolio under the 1940 Act.

     The following compensation was paid to each of the following Trustees. No other compensation or retirement benefits were received by any Trustee or officer from the Registrant or other registered investment company in the "Fund Complex."


                                                                                                         Total
                                                             Deferred            Deferred            Compensation
                          Aggregate       Aggregate        Compensation         Compensation        From Trust and
                        Compensation     Compensation     Accrued as Part     Accrued as Part of    Portfolios paid
  Name of Trustee        from Trust    from Portfolios   of Trust Expenses   Portfolios Expenses       to Trustee
  ---------------        ----------    ---------------   -----------------   -------------------       ----------
Jettie M. Edwards         $10,000          $   -0-            $   -0-            $   -0-                $10,000
Wayne H. Smith            $   -0-          $   -0-            $15,500            $ 1,158                $16,158
Richard N. Frank          $   -0-          $   -0-            $   658            $12,000                $12,658
James Clayburn LaForce    $ 2,500          $12,000            $   -0-            $   -0-                $14,500
Angelo R. Mozilo          $   -0-          $   -0-            $ 1,158            $   -0-                $ 1,148

     The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Fund as of January 31, 2000:

HSBC Bank, Trustee - 15.34%
Buffalo, NY 14240

Summit Bank, Trustee - 17.14%
Hackensack, NJ 07602

US Bank National Assoc, Cust. - 12.49%
St. Paul, MN 55164

State Street Bank and Trust Company, Trustee - 36.64%
Westwood, MA 01090

     As of January 31, 2000, shares of the Fund owned by the Trustees and officers as a group were less than 1%.


THE ADVISOR

            The Trust does not have an investment advisor, although the Advisor performs certain administrative services for it, including providing certain officers and office space.

     The following information is provided about the Advisor and the Portfolio. Subject to the supervision of the Board of Trustees of the Portfolio, investment management and services will be provided to the Portfolio by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor will provide a continuous investment program for the Portfolio and make decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolio and the Trust are responsible for their operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses;
(vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolio and the legal obligations with respect to which the Trust or the Portfolio may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.

     The Advisor is an indirect, wholly owned subsidiary of United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services. On February 15, 1995, UAM acquired the assets of the Advisor's predecessor, which had the same name as the Advisor; on that date the Advisor entered into a new Advisory Agreement having the same terms as the previous Advisory Agreement with the Portfolio. The term "Advisor" also refers to the Advisor's predecessor.


     For its services, the Advisor receives a fee from the Portfolio at an annual rate of 0.80% of its average net assets. For the fiscal year ended October 31, 1999, the Portfolio paid the Advisor fees of $1,789,614, net of a waiver of $3,878. During the fiscal years ended October 31, 1998 and 1997, the Advisor earned fees pursuant to the Advisory Agreement in the amounts of $1,418,731 and $1,525,768, respectively. However, the Advisor has agreed to limit the aggregate expenses of the Portfolio to 1.00% of its average net assets. As a result, the Advisor paid expenses of the Portfolio that exceeded these expense limits in the amounts of $24,020 and $24,879 during the fiscal years ended October 31, 1998 and 1997, respectively.


     Under the Advisory Agreement, the Advisor will not be liable to the Portfolio for any error of judgment by the Advisor or any loss sustained by the Portfolio except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     The Advisory Agreement will remain in effect for two years from its execution. Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.

     The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolio at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Portfolio. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

     The Advisor also provides certain administrative services to the Trust pursuant to an Administration Agreement, including assisting shareholders of the Trust, furnishing office space and permitting certain employees to serve as officers and Trustees of the Trust. For its services, it earns a fee at the rate of 0.20% of the average net assets of the Fund. During the fiscal years ended October 31, 1999, 1998 and 1997, the Advisor earned fees pursuant to the Administration Agreement from the Fund in the amounts of $386,716, $278,287 and $334,603, respectively. However, the Advisor has agreed to limit the aggregate expenses of the Fund to 1.00% of its average daily net assets. As a result, for the fiscal years ended October 31, 1999, 1998 and 1997, the Advisor waived all of its fee and reimbursed certain expenses of the Fund in the amounts of $142,279, $75,766 and $94,203, respectively.


THE ADMINISTRATOR

     The Fund and the Portfolio each pay a monthly administration fee to Investment Company Administration, LLC for managing some of their business affairs.


     During each of the three years ended October 31, 1999, 1998 and 1997, the Fund paid the Administrator fees in the amount of $10,000.

     During the fiscal years ended October 31, 1999, 1998 and 1997, the Portfolio paid the Administrator fees in the amounts of $224,187, $177,341 and $190,721, respectively.


THE DISTRIBUTOR

     First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix AZ 85018, is the Trust's principal underwriter.

                             CUSTODIAN AND AUDITORS


     The Trust's custodian, Provident National Bank, 200 Stevens Drive, Lester, PA 19113 is responsible for holding the Fund's assets. Provident Financial Processing Corporation, 400 Bellevue Parkway, Wilmington, DE 19809, acts as the Fund's transfer agent; its mailing address is P.O. Box 8943, Wilmington, DE 19899. The Trust's independent accountants, PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, assist in the preparation of certain reports to the Securities and Exchange Commission and the Fund's tax returns.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisory Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held by the Portfolio by placing purchase and sale orders for the Portfolio, the Advisor shall select such broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Advisory Agreement to consider the reliability, integrity and financial condition of the broker. The Advisor also is authorized by the Advisory
Agreement to consider whether the broker provides research or statistical information to the Portfolio and/or other accounts of the Advisor. The Advisor may select brokers who sell shares of the Portfolio or the Fund.


     The Advisory Agreement states that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreement provides that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by the Advisory Agreement;
(ii) were for products or services which provide lawful and appropriate assistance to its decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. During the fiscal year ended October 31, 1997, the amount of brokerage commissions paid by the Portfolio was $218,087. During the fiscal year ended October 31, 1998, the Portfolio paid $208,083 in brokerage commissions. Of that amount, $9,449 was paid in brokerage commissions to brokers who furnished research services. During the fiscal year ended December 31, 1999, the Small Cap Portfolio paid $341,189 in brokerage commissions, of which $25,493 was paid to brokers who furnished research services.

     The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Portfolio in the valuation of its investments. The research which the Advisor receives for the Portfolio's brokerage commissions, whether or not useful to the Portfolio, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions may be useful to the Portfolio.

     The debt securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Portfolio directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

                               PORTFOLIO TURNOVER

     Although the Portfolio generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Portfolio's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage." The Portfolio's portfolio turnover rate for the fiscal years ended October 31, 1999 and1998 was 133.24% and 81.75%, respectively. As a result of volatility in the equity markets during the fiscal year ended October 31, 1999, the Portfolio had a higher rate of portfolio turnover than in the prior fiscal year.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Reference is made to "Ways to Set Up Your Account - How to Buy Shares - How To Sell Shares" in the prospectus for additional information about purchase and redemption of shares. You may purchase and redeem shares of the Fund on each day on which the New York Stock Exchange ("Exchange") is open for trading. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

                                 NET ASSET VALUE

     The net asset value of the Portfolio's shares will fluctuate and is determined as of the close of trading on the Exchange (normally 4:00 p.m. Eastern time) each business day.

     The net asset value per share is computed by dividing the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Portfolio outstanding at such time.

     Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

                                    TAXATION

     The Fund will be taxed as a separate entity under the Internal Revenue Code (the "Code"), and intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Fund qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on its investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

     In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90%of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                           DIVIDENDS AND DISTRIBUTIONS

     Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

     Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

     The Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. The Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                             PERFORMANCE INFORMATION

TOTAL RETURN

     Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                         n
                                 P(1 + T) = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     The Fund's average annual total return for the periods ending October 31, 1999 are as follows*:

One Year                            58.85%
Five Years                          19.79%
Since Inception                     16.08%
 (September 30, 1993)

----------
* Certain fees and expenses of the Fund have been reimbursed from inception through October 31, 1999. Accordingly, return figures are higher than they would have been had such fees and expenses not been reimbursed.

YIELD

     Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                          YIELD = 2 [(a-b + 1){6} - 1]
                                       --
                                       cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and d equals the maximum offering price per share on the last day of the period.

     Except as noted below, in determining net investment income earned during the period ("a" in the above formula), the Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

     For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

     Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                               GENERAL INFORMATION

     The Trust is a diversified trust, which is an open-end investment management company, organized as a Delaware business trust on December 11, 1991. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created twelve series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to the Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

     The Fund is one of a series of shares, each having separate assets and liabilities, of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.

     The Declaration of Trust further provides the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held.

     The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten per cent of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or one per cent of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares, or upon liquidation and distribution of its assets, if approved by the vote of the holders of more than 50% of its shares. If not so terminated, the Trust will continue indefinitely.

     Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

                              FINANCIAL STATEMENTS


     The annual report to shareholders for the Fund for the fiscal year ended October 31, 1999 is a separate documents supplied with this SAI, and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference into this SAI.

                                    APPENDIX
                             Description of Ratings

MOODY'S INVESTORS SERVICE, INC.: CORPORATE BOND RATINGS

     Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

STANDARD & POOR'S RATINGS GROUP: CORPORATE BOND RATINGS

     AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

COMMERCIAL PAPER RATINGS

     Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                              PIC INVESTMENT TRUST

                       Statement of Additional Information
                             Dated February __, 2000


This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the prospectus of the Provident Investment Counsel Growth Fund I and Provident Investment Counsel Small Company Growth Fund I, series of PIC Investment Trust (the "Trust"). There are thirteen other series of the Trust: the Provident Investment Counsel Balanced Fund A, Provident Investment Counsel Growth Fund A, Provident Investment Counsel Mid Cap Fund A, Provident Investment Counsel Small Company Growth Fund A, Provident Investment Counsel Balanced Fund B, Provident Investment Counsel Growth Fund B, Provident Investment Counsel Mid Cap Fund B, Provident Investment Counsel Small Company Growth Fund B, the Provident Investment Counsel Balanced Fund C, Provident Investment Counsel Growth Fund C, Provident Investment Counsel Mid Cap Fund C, Provident Investment Counsel Small Company Growth Fund C, and Provident Investment Counsel Small Cap Growth Fund I. The Provident Investment Counsel Growth Fund I (the "Growth Fund") invests in the PIC Growth Portfolio and the Provident Investment Counsel Small Company Growth Fund I (the "Small Company Growth Fund") invests in the PIC Small Cap Portfolio. (In this SAI, the Growth Fund and the Small Company Growth Fund may be referred to as the "Funds", and the PIC Growth Portfolio and PIC Small Cap Portfolio may be referred to as the "Portfolios.") Provident Investment Counsel (the "Advisor") is the Advisor to the Portfolios. A copy of the prospectus may be obtained from the Trust at 300 North Lake Avenue, Pasadena, CA 91101-4106, telephone (818) 449-8500.


                                TABLE OF CONTENTS

Investment Objectives and Policies                                   B-2
Management                                                           B-9
Custodian and Auditors                                               B-15
Portfolio Transactions and Brokerage                                 B-15
Portfolio Turnover                                                   B-16
Additional Purchase and Redemption Information                       B-16
Net Asset Value                                                      B-17
Taxation                                                             B-17
Dividends and Distributions                                          B-18
Performance Information                                              B-18
General Information                                                  B-20
Financial Statements                                                 B-21
Appendix                                                             B-22

                       INVESTMENT OBJECTIVES AND POLICIES

INTRODUCTION

     Each Fund seeks to achieve its investment objective by investing all of its assets in a PIC Portfolio. Each Portfolio is a separate registered investment company with the same investment objective as the Fund. Since neither Fund will invest in any securities other than shares of a Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. Each Fund's and Portfolio's investment objective cannot be changed without shareholder approval.

     In addition to selling its shares to a Fund, a Portfolio may sell its shares to other mutual funds or institutional investors. All investors in a Portfolio invest on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, other investors in a Portfolio may sell their shares to the public at prices different from those of a Fund as a result of the imposition of sales charges or different operating expenses. You should be aware that these differences may result in different returns from those of investors in other entities investing in a Portfolio. Information concerning other holders of interests in a Portfolio is available by calling (800) 618-7643.

     The Trustees of the Trust believe that this structure may enable a Fund to benefit from certain economies of scale, based on the premise that certain of the expenses of managing an investment portfolio are relatively fixed and that a larger investment portfolio may therefore achieve a lower ratio of operating expenses to net assets. Investing a Fund's assets in a Portfolio may produce other benefits resulting from increased asset size, such as the ability to participate in transactions in securities which may be offered in larger denominations than could be purchased by the Fund alone. A Fund's investment in a Portfolio may be withdrawn by the Trustees at any time if the Board determines that it is in the best interests of a Fund to do so. If any such withdrawal were made, the Trustees would consider what action might be taken, including the investment of all of the assets of a Fund in another pooled investment company or the retaining of an investment advisor to manage the Fund's assets directly.

     Whenever a Fund is requested to vote on matters pertaining to a Portfolio, the Fund will hold a meeting of its shareholders, and the Fund's votes with respect to the Portfolio will be cast in the same proportion as the shares of the Fund for which voting instructions are received.

THE GROWTH FUND

     The investment objective of the Growth Fund is to provide long-term growth of capital. There is no assurance that the Growth Fund will achieve its objective. The Growth Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Growth Portfolio (the "Growth Portfolio"). The Growth Portfolio is a diversified open-end management investment company having the same investment objective as the Growth Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Growth Fund and the Growth Portfolio. Because the investment characteristics of the Growth Fund will correspond directly to those of the Growth Portfolio, the discussion refers to those investments and techniques employed by the Growth Portfolio.

THE SMALL COMPANY GROWTH FUND

     The investment objective of the Small Company Growth Fund is to provide capital appreciation. There is no assurance that Small Company Growth Fund will achieve its objective. The Small Company Growth Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Small Cap Portfolio (the "Small Cap Portfolio"). The Small Cap Portfolio is a diversified open-end management investment company having the same investment objective as the Small Company Growth Fund. The discussion below supplements information contained in the prospectus as to policies of the Small Company Growth Fund and the Small Cap Portfolio. Because the investment characteristics of the Small Company Growth Fund will correspond directly to those of the Small Cap Portfolio, the discussion refers to those investments and techniques employed by the Small Cap Portfolio.

INVESTMENT RESTRICTIONS

     The Trust (on behalf of the Funds) and the Portfolios have adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of a Fund or a Portfolio. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of a Fund or a Portfolio represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund or a Portfolio. Except with respect to borrowing, changes in values of assets of a particular Fund or Portfolio will not cause a violation of the investment restrictions so long as percentage restrictions are observed by such Fund or Portfolio at the time it purchases any security.

     As a matter of fundamental policy, the Portfolios are diversified; i.e., as to 75% of the value of a Portfolio's total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities). The Funds invest all of their assets in shares of the Portfolios. Each Fund's and each Portfolio's investment objective is fundamental.

     In addition, neither Fund or Portfolio may:

     1. Issue senior securities, borrow money or pledge its assets, except that a Fund or a Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

     2. Make short sales of securities or maintain a short position;

     3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

     4. Write put or call options, except that the Small Cap Portfolio may write covered call and cash secured put options and purchase call and put options on stocks and stock indices;

     5. Act as underwriter (except to the extent a Fund or Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

     6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that either of the Funds may invest more than 25% of their assets in shares of a Portfolio;

     7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although either Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

     8. Purchase or sell commodities or commodity futures contracts, except that either Portfolio may purchase and sell stock index futures contracts;

     9. Invest in oil and gas limited partnerships or oil, gas or mineral leases;

     10. Make loans (except for purchases of debt securities consistent with the investment policies of the Funds and the Portfolios and except for repurchase agreements); or

     11. Make investments for the purpose of exercising control or management.

     The Portfolios observe the following restrictions as a matter of operating but not fundamental policy.

     Neither Portfolio may:

     1. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law; or

     2. Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).

SECURITIES AND INVESTMENT PRACTICES

     The discussion below supplements information contained in the prospectus as to investment policies of the Portfolios. PIC may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help a Portfolio achieve its goals.

EQUITY SECURITIES

     Equity securities are common stocks and other kinds of securities that have the characteristics of common stocks. These other securities include bonds, debentures and preferred stocks which can be converted into common stocks. They also include warrants and options to purchase common stocks.

SHORT-TERM INVESTMENTS

     Short-Term Investments are debt securities that mature within a year of the date they are purchased by a Portfolio. Some specific examples of short-term investments are commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements. A Portfolio will only purchase short-term investments which are "high quality," meaning the investments have been rated A-1 by Standard & Poor's Rating Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or have an issue of debt securities outstanding rated at least A by S&P or Moody's. The term also applies to short-term investments that PIC believes are comparable in quality to those with an A-1 or Prime-1 rating. U.S. Government securities are always considered to be high quality.

REPURCHASE AGREEMENTS

     Repurchase agreements are transactions in which a Fund or a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

     Although repurchase agreements carry certain risks not associated with direct investments in securities, the Funds and the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Boards of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Boards' general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Funds and the Portfolios intend to comply with provisions under such Code that would allow them immediately to resell the collateral.

OPTIONS ACTIVITIES

     The Small Cap Portfolio may write call options on stocks and stock indices, if the calls are "covered" throughout the life of the option. A call is "covered" if the Portfolio owns the optioned securities. When the Small Cap Portfolio writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Portfolio will forgo any gain from an increase in the market price of the underlying security over the exercise price.

     The Small Cap Portfolio may purchase a call on securities to effect a "closing purchase transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Portfolio on which it wishes to terminate its obligation. If the Portfolio is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Portfolio expires (or until the call is exercised and the Portfolio delivers the underlying security).

     The Small Cap Portfolio also may write and purchase put options ("puts"). When the Portfolio writes a put, it gives the purchaser of the put the right to sell the underlying security to the Portfolio at the exercise price at any time during the option period. When the Portfolio purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.

     The Small Cap Portfolio's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

     In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

FUTURES CONTRACTS

     The Portfolios may buy and sell stock index futures contracts. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

     Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. Entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities.

     A stock index futures contract may be used as a hedge by any of the Portfolios with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.

     There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and a Portfolio may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for a Portfolio than if it had not entered into any futures on stock indices.

     In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

     Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

FOREIGN SECURITIES

     The Portfolios may invest in foreign issuers in foreign markets. In addition, the Portfolios may invest in American Depositary Receipts ("ADRs"), which are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets. A depositary may issue unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR. Neither Portfolio may invest more than 20% of its total assets in foreign securities, and it will only purchase foreign securities or American Depositary Receipts which are listed on a national securities exchange or included in the NASDAQ system.

     Foreign securities and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments, especially those in developing countries, more volatile.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Portfolios may enter into forward contracts with respect to specific transactions. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Portfolio will thereby be to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transaction costs. The Portfolios may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency or (2) the Portfolio maintains a segregated account as described below. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Portfolio will be served.

     At or before the maturity date of a forward contract that requires a Portfolio to sell a currency, the Portfolio may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

     The cost to a Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

SEGREGATED ACCOUNTS

     When a Portfolio writes an option, sells a futures contract or enters into a forward foreign currency exchange contract, it will establish a segregated account with its custodian bank, or a securities depository acting for it, to hold assets of the Portfolio in order to insure that the Portfolio will be able to meet its obligations. In the case of a call that has been written, the securities covering the option will be maintained in the segregated account and cannot be sold by a Portfolio until released. In the case of a put that has been written or a forward foreign currency contract that has been entered into, liquid securities will be maintained in the segregated account in an amount sufficient to meet a Portfolio's obligations pursuant to the put or forward contract. In the case of a futures contract, liquid securities will be maintained in the segregated account equal in value to the current value of the underlying contract, less the margin deposits. The margin deposits are also held, in cash or U.S. Government securities, in the segregated account.

DEBT SECURITIES AND RATINGS

     Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. The Advisor will consider whether the Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

                                   MANAGEMENT

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. Likewise, the Portfolios each have a Board of Trustees which have comparable responsibilities, including approving agreements with the Advisor. The day to day operations of the Trust and the Portfolios are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

     The following table lists the Trustees and officers of the Trust, their business addresses and principal occupations during the past five years. Unless otherwise noted, each individual has held the position listed for more than five years.


Name, Address                  Position(s) Held          Principal Occupation(s)
  and Age                       With the Trust             During Past 5 Years
  -------                       --------------             -------------------
Douglass B. Allen* (age 37)      Trustee and       Vice President of the Advisor
300 North Lake Avenue            President
Pasadena, CA 91101

Jettie M. Edwards (age 53)       Trustee           Consulting principal of Syrus Associates
76 Seaview Drive                                   (consulting firm)
Santa Barbara, CA 93108

Richard N. Frank (age 76)        Trustee           Chief   Executive    Officer,    Lawry's
234 E. Colorado Blvd.                              Restaurants, Inc.; formerly, Chairman of
Pasadena, CA 91101                                 Lawry's Foods, Inc.

James Clayburn LaForce           Trustee           Dean Emeritus, John E. Anderson Graduate
 (age 76)                                          School  of  Management,   University  of
P.O. Box 1585                                      California, Los Angeles. Director of The
Pauma Valley, CA 92061                             BlackRock  Funds.  Trustee  of  Payden &
                                                   Rygel Investment Trust.  Director of the
                                                   Timken Co., Rockwell International,  Eli
                                                   Lily,   Jacobs   Engineering  Group  and
                                                   Imperial Credit Industries.

Anthony R. Mozilo (age 60)       Trustee           Vice   Chairman   and   Executive   Vice
155 N. Lake Avenue                                 President    of    Countrywide    Credit
Pasadena, CA 91101                                 Industries (mortgage banking)

Wayne H. Smith (age 58)          Trustee           Vice  President  and  Treasurer of Avery
                                                   Dennison Corporation (pressure sensitive
150 N. Orange Grove Blvd.                          material     and     office     products
Pasadena, CA 91103                                 manufacturer)


Thomas J. Condon* (age 61)       Trustee           Managing Director of the Advisor.
300 North Lake Avenue
Pasadena, CA 91101

Aaron W.L. Eubanks, Sr.          Vice President    Senior Vice President of the Advisor.
 (age 37)                        and Secretary
300 North Lake Avenue
Pasadena, CA 91101

William T. Warnick (age 31)      Vice President    Vice President of the Advisor
300 North Lake Avenue            and Treasurer
Pasadena, CA 91101

     The following table lists the Trustees and officers of the Portfolio, their business addresses and principal occupations during the past five years. Unless otherwise noted, each individual has held the position listed for more than five years.


Name, Address                  Position(s) Held          Principal Occupation(s)
  and Age                    With the Portfolios           During Past 5 Years
  -------                    -------------------           -------------------
Douglass B. Allen* (age 37)      Trustee and       Vice President of the Advisor
300 North Lake Avenue            President
Pasadena, CA 91101

Jettie M. Edwards (age 53)       Trustee           Consulting principal of Syrus Associates
76 Seaview Drive                                   (consulting firm)
Santa Barbara, CA 93108

Richard N. Frank (age 76)        Trustee           Chief   Executive    Officer,    Lawry's
234 E. Colorado Blvd.                              Restaurants, Inc.; formerly, Chairman of
Pasadena, CA 91101                                 Lawry's Foods, Inc.

James Clayburn LaForce           Trustee           Dean Emeritus, John E. Anderson Graduate
 (age 76)                                          School  of  Management,   University  of
P.O. Box 1585                                      California, Los Angeles. Director of The
Pauma Valley, CA 92061                             BlackRock  Funds.  Trustee  of  Payden &
                                                   Rygel Investment Trust.  Director of the
                                                   Timken Co., Rockwell International,  Eli
                                                   Lily,   Jacobs   Engineering  Group  and
                                                   Imperial Credit Industries.

Anthony R. Mozilo (age 60)       Trustee           Vice   Chairman   and   Executive   Vice
155 N. Lake Avenue                                 President    of    Countrywide    Credit
Pasadena, CA 91101                                 Industries (mortgage banking)

Wayne H. Smith (age 58)          Trustee           Vice  President  and  Treasurer of Avery
                                                   Dennison Corporation (pressure sensitive
150 N. Orange Grove Blvd.                          material     and     office     products
Pasadena, CA 91103                                 manufacturer)


Thomas J. Condon* (age 61)       Trustee           Managing Director of the Advisor.
300 North Lake Avenue
Pasadena, CA 91101

Aaron W.L. Eubanks, Sr.          Vice President    Senior Vice President of the Advisor.
 (age 37)                        and Secretary
300 North Lake Avenue
Pasadena, CA 91101

William T. Warnick (age 31)      Vice President    Vice President of the Advisor
300 North Lake Avenue            and Treasurer
Pasadena, CA 91101

----------
* denotes Trustees who are "interested persons" of the Trust or Portfolio under the 1940 Act.

     The following compensation was paid to each of the following Trustees. No other compensation or retirement benefits were received by any Trustee or officer from the Registrant or other registered investment company in the "Fund Complex."


                                                                                                         Total
                                                             Deferred            Deferred            Compensation
                          Aggregate       Aggregate        Compensation         Compensation        From Trust and
                        Compensation     Compensation     Accrued as Part     Accrued as Part of    Portfolios paid
  Name of Trustee        from Trust    from Portfolios   of Trust Expenses   Portfolios Expenses       to Trustee
  ---------------        ----------    ---------------   -----------------   -------------------       ----------
Jettie M. Edwards         $10,000          $   -0-            $   -0-            $   -0-                $10,000
Wayne H. Smith            $   -0-          $   -0-            $15,500            $ 1,158                $16,158
Richard N. Frank          $   -0-          $   -0-            $   658            $12,000                $12,658
James Clayburn LaForce    $ 2,500          $12,000            $   -0-            $   -0-                $14,500
Angelo R. Mozilo          $   -0-          $   -0-            $ 1,158            $   -0-                $ 1,148

     The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Growth Fund as of January 31, 2000:

Milbank Tweed Hadley & McCloy
Partners Retirement Plan - 7.20%
Brooklyn, NY 11245

Vanguard Fiduciary Trust Co., Trustee - 30.90%
Valley Forge, PA 19482

     The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Small Company Growth Fund as of January 31, 2000:

Strafe & Co. - 14.07%
Westerville, OH 43086

Charles Schwab & Co., Inc.
Special Custody Acct. - 10.86%
San Francisco, CA 94102

George E. Handtmann III and
Janet L. Handtmann, Trustees - 5.49%
Carpenteria, CA 930133

UMBSC & Co. FBO
Interstate Brands Corp
Aggressive Growth Acct. - 27.07%
Kansas City, MO 64141

UMBSC & Co.
FBO Interstate Brands Unit
Elect-Mod Grt - 11.68%
Kansas City, MO 64141

Atlantic Trust Company,
Nominee Account - 18.23%
Boston, MA 12210

     As of January 31, 2000, shares of the Funds owned by the Trustees and officers as a group were less than 1%.

THE ADVISOR

     The Trust does not have an investment advisor, although the Advisor performs certain administrative services for it, including providing certain officers and office space.

     The following information is provided about the Advisor and the Portfolios. Subject to the supervision of the Boards of Trustees of the Portfolios, investment management and services will be provided to the Portfolios by the Advisor, pursuant to separate Investment Advisory Agreements (the "Advisory Agreements"). Under the Advisory Agreements, the Advisor will provide a continuous investment program for the Portfolios and make decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolios and the Trust are responsible for their operating expenses, including: (i) interest and taxes;
(ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolios and the legal obligations with respect to which the Trust or the Portfolios may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.

     The Advisor is an indirect, wholly owned subsidiary of United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services. On February 15, 1995, UAM acquired the assets of the Advisor's predecessor, which had the same name as the Advisor; on that date the Advisor entered into new Advisory Agreements having the same terms as the previous Advisory Agreements with the Portfolios. The term "Advisor" also refers to the Advisor's predecessor.

     For its services, the Advisor receives a fee from the Growth and Small Cap Portfolios at an annual rate of 0.80% of their average daily net assets.


     For the fiscal year ended October 31, 1999, the Growth Portfolio paid the Advisor fees of $1,329,942, net of a waiver of $7,147. For the same period, the Small Cap Portfolio paid the Advisor fees of $1,789,614, net of a waiver of $3,878.


     During the fiscal years ended October 31, 1998 and1997, the Advisor earned fees pursuant to the Advisory Agreements as follows: from the Growth Portfolio, $1,045,893 and $838,058, respectively; and from the Small Cap Portfolio, $1,418,731 and $1,525,768, respectively. However, the Advisor has agreed to limit the aggregate expenses of the Growth and Small Cap Portfolios to 1.00% of average net assets. As a result, the Advisor paid expenses of the Growth Portfolio that exceeded these expense limits in the amounts of $22,176 and $48,003 during the fiscal years ended October 31, 1998 and 1997, respectively. The Advisor paid expenses of the Small Cap Portfolio that exceeded these expense limits in the amounts of $24,920 and $24,879 during the fiscal years ended October 31, 1998 and 1997, respectively.

     Under the Advisory Agreements, the Advisor will not be liable to the Portfolios for any error of judgment by the Advisor or any loss sustained by the Portfolios except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     The Advisory Agreements will remain in effect for two years from their execution. Thereafter, if not terminated, each Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.

     The Advisory Agreements are terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolios at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreements also may be terminated by the Advisor on 60 days written notice to the Portfolios. The Advisory Agreements terminate automatically upon their assignment (as defined in the 1940 Act).


     The Advisor also provides certain administrative services to the Trust pursuant to Administration Agreements, including assisting shareholders of the Trust, furnishing office space and permitting certain employees to serve as officers and Trustees of the Trust. For its services, it earns a fee at the rate of 0.20% of the average net assets of each series of the Trust. During the fiscal years ended October 31, 1999, 1998 and 1997, the Advisor earned fees pursuant to the Administration Agreements from the Growth Fund (formerly the Institutional Growth Fund) of $322,505, $255,010 and $207,782, respectively. During the fiscal years ended October 31, 1999, 1998 and 1997, the Advisor earned fees of $59,237, $70,124 and $45,245, respectively from the Small Company Growth Fund. However, the Advisor has agreed to limit the aggregate expenses of the Growth Fund to 1.25% of its average daily net assets and the expenses of the Small Company Growth Fund to 1.45% of its average daily net assets. As a result, the Advisor waived all or a portion of its fee and/or reimbursed expenses of the Growth Fund that exceeded these expense limits in the amounts of $184,616, $178,773 and $110,144 during the fiscal years ended October 31, 1999, 1998 and 1997, respectively. In addition, the Advisor waived all or a portion of its fee and/or reimbursed expenses of the Small Company Growth Fund that exceeded these expense limits in the amounts of $19,741, $15,053 and $35,623 during the fiscal years ended October 31, 1999, 1998 and 1997, respectively.


     The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Funds if, within three subsequent years, a Fund's expenses are less than the limit agreed to by the Advisor.

THE ADMINISTRATOR

     The Funds and the Portfolios each pay a monthly administration fee to Investment Company Administration, LLC for managing some of their business affairs. Each Portfolio pays an annual administration fee of 0.10% of its average net assets, subject to an annual minimum of $45,000. Each Fund pays an annual fee of $15,000.


     During each of the three years ended October 31, 1999, 1998 and 1997, the Growth Fund and the Small Company Growth Fund each paid the Administrator fees in the amount of $15,000.

     During the fiscal years ended October 31, 1999, 1998 and 1997, the Growth Portfolio paid the Administrator fees in the amounts of $167,136, $130,737 and $103,757, respectively. During the fiscal years ended October 31, 1999, 1998 and 1997, the Small Company Growth Portfolio paid the Administrator fees in the amounts of $224,187, $177,341 and $190,721, respectively.

                             CUSTODIAN AND AUDITORS


     The Trust's custodian, Provident National Bank, 200 Stevens Drive, Lester, PA 19113 is responsible for holding the Funds' assets. Provident Financial Processing Corporation, 400 Bellevue Parkway, Wilmington, DE 19809, acts as each Fund's transfer agent; its mailing address is P.O. Box 8943, Wilmington, DE 19899. The Trust's independent accountants, PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, assist in the preparation of certain reports to the Securities and Exchange Commission and the Funds' tax returns.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisory Agreements state that in connection with its duties to arrange for the purchase and the sale of securities held by the Portfolios by placing purchase and sale orders for the Portfolios, the Advisor shall select such broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Advisory Agreements to consider the reliability, integrity and financial condition of the broker. The Advisor also is authorized by the Advisory Agreements to consider whether the broker provides research or statistical information to the Portfolios and/or other accounts of the Advisor. The Advisor may select brokers who sell shares of the Portfolios or the Funds which invest in the Portfolios.


     The Advisory Agreements state that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreements provide that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by the Advisory Agreements;
(ii) were for products or services which provide lawful and appropriate assistance to its decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. During the fiscal year ended October 31, 1997, the amount of brokerage commissions paid by the Growth Portfolio was $110,376. During the fiscal year ended October 31, 1997, the amount of brokerage commissions paid by the Small Cap Portfolio was $218,087. During the fiscal year ended October 31, 1998, the Growth Portfolio paid $165,841 in brokerage commissions. Of that amount, $1,050 was paid in brokerage commissions to brokers who furnished research services. During the fiscal year ended October 31, 1998, the Small Cap Portfolio paid $208,083 in brokerage commissions. Of that amount, $9,449 was paid in brokerage commissions to brokers who furnished research services. During the fiscal year ended October 31, 1999, the Growth Portfolio paid $214,042 in brokerage commissions, of which $17,604 was paid to brokers who furnished research services. During the fiscal year ended December 31, 1999, the Small Cap Portfolio paid $341,189 in brokerage commissions, of which $25,493 was paid to brokers who furnished research services.

     The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Portfolios in the valuation of the Portfolios' investments. The research which the Advisor receives for the Portfolios' brokerage commissions, whether or not useful to the Portfolios, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions may be useful to the Portfolios.

     The debt securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Portfolios directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

                               PORTFOLIO TURNOVER


     Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Portfolio's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage." Growth Portfolio's portfolio turnover rate for the fiscal years ended October 31, 1999 and 1998 was 80.34% and 81.06%, respectively. Small Cap Portfolio's portfolio turnover rate for the fiscal years ended October 31, 1999 and 1998 was 133.24% and 81.75%, respectively. As a result of volatility in the equity markets during the fiscal year ended October 31, 1999, the Small Cap Portfolio had a higher rate of portfolio turnover than in the prior fiscal year.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Reference is made to "Ways to Set Up Your Account - How to Buy Shares - How To Sell Shares" in the prospectus for additional information about purchase and redemption of shares. You may purchase and redeem shares of each Fund on each day on which the New York Stock Exchange ("Exchange") is open for trading. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

                                 NET ASSET VALUE

     The net asset value of the Portfolios' shares will fluctuate and is determined as of the close of trading on the Exchange (normally 4:00 p.m. Eastern time) each business day. Each Portfolio's net asset value is calculated separately.

     The net asset value per share is computed by dividing the value of the securities held by each Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Portfolio outstanding at such time.

     Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

                                    TAXATION

     The Funds will each be taxed as separate entities under the Internal Revenue Code (the "Code"), and each intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Funds qualify, the Funds (but not their shareholders) will be relieved of federal income tax one their investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

     In order to qualify for treatment as a RIC, the Funds must distribute annually to shareholders at least 90% of their investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90%of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of each Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                           DIVIDENDS AND DISTRIBUTIONS

     Dividends from a Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

     Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by a Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

     Each Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Each Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                             PERFORMANCE INFORMATION

TOTAL RETURN

     Average annual total return quotations used in a Fund's advertising and promotional materials are calculated according to the following formula:

                                         n
                                 P(1 + T) = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.


     The Funds' average annual total return for the periods ending October 31, 1999 are as follows*:

                                  Growth Fund       Small Company Growth Fund
                                  -----------       -------------------------
One Year                            31.08%                    58.20%
Five Years                          22.45%                     N/A
Since Inception**                   17.16%                     7.74%

----------
* Certain fees and expenses of the Fund have been reimbursed from inception through October 31, 1999. Accordingly, return figures are higher than they would have been had such fees and expenses not been reimbursed.
** The inception dates for the Funds are as follows: Growth Fund I-July 31, 1992; Small Company Growth Fund I-June 28, 1996.

YIELD

     Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                          YIELD = 2 [(a-b + 1){6} - 1]
                                       --
                                       cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends and; d equals the maximum offering price per share on the last day of the period.

     Except as noted below, in determining net investment income earned during the period ("a" in the above formula), a Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by a Fund, net investment income is then determined by totaling all such interest earned.

     For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

     Performance data of a Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials a Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). A Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                               GENERAL INFORMATION

     Each Fund is a diversified trust, which is an open-end investment management company, organized as a Delaware business trust on December 11, 1991. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created twelve series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

     Each Fund is one of a series of shares, each having separate assets and liabilities, of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.

     The Declaration of Trust further provides the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held.

     The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten per cent of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or one per cent of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares, or upon liquidation and distribution of its assets, if approved by the vote of the holders of more than 50% of its shares. If not so terminated, the Trust will continue indefinitely.

     Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

                              FINANCIAL STATEMENTS


     The annual report to shareholders for the Funds for the fiscal year ended October 31, 1999 are separate documents supplied with this SAI, and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference into this SAI.

                                    APPENDIX
                             Description of Ratings

MOODY'S INVESTORS SERVICE, INC.: CORPORATE BOND RATINGS

     Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

STANDARD & POOR'S RATINGS GROUP: CORPORATE BOND RATINGS

     AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

COMMERCIAL PAPER RATINGS

     Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS.

        (1)  Declaration of Trust(1)
        (2)  By-Laws(1)
        (3)  Not applicable
        (4)  Management Agreement(3)
        (5)  Amended and Restated Distribution Agreement(5)
        (6)  Not applicable
        (7)  Custodian Agreement(4)
        (8)  (i)   Administration Agreement with Investment Company
                   Administration Corporation(1)
             (ii)  Administration Agreement with Provident Investment Counsel(1)
             (iii) Amendment to Administration Agreement with Investment Company
                   Administration, LLC(5)
             (iv)  Amendment to Administration Agreement with Provident
                   Investment Counsel(5)
             (v)   Shareholder Servicing Agreement(5)
             (vi)  Contractual Waiver/Reimbursement Agreement(5)
        (9)  Opinion and consent of counsel(1)
       (10)  (a) Consent of PricewaterhouseCoopers LLP
             (b) Consent of McGladrey & Pullen-Small Cap Growth Fund
             (c) Consent of McGladrey & Pullen-Growth Fund and Small Company
                 Growth Fund
             (d) Report of McGladrey & Pullen-Small Cap Growth Fund
             (e) Report of McGladrey & Pullen-Growth Fund and Small Company
                 Growth Fund
        (11) Not applicable
        (12) Investment letter(1)
        (13) (i)   Distribution Plan pursuant to Rule 12b-1 Funds A(2)
             (ii)  Distribution Plan pursuant to Rule 12b-1-Funds B(5)
             (iii) Distribution Plan pursuant to Rule 12b-1 Funds C(6)
        (14) Not applicable
        (15) Not applicable

----------
(1) Previously filed with Post-effective Amendment No. 10 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on April 4, 1996 and incorporated herein by reference.
(2) Previously filed with Post-effective Amendment No. 13 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on January 27, 1997 and incorporated herein by reference.
(3) Previously filed with Post-effective Amendment No. 18 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on December 12, 1997 and incorporated herein by reference.
(4) Previously filed with Post-effective Amendment No. 21 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on September 29, 1998 and incorporated herein by reference.
(5) Previously filed with Post-effective Amendment No. 32 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on April 6, 1998 and incorporated herein by reference.
(6)  To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


     As of February 28, 2000, Registrant owned 99.9% of the outstanding Interests in PIC Growth Portfolio, PIC Balanced Portfolio, PIC Mid Cap Portfolio and PIC Small Cap Portfolio, all of which are trusts organized under the laws of the State of New York and registered management investment companies.

ITEM 25. INDEMNIFICATION.

     Article VI of Registrant's By-Laws states as follows:

     SECTION 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     SECTION 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

          (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

          (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

          (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

     The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     SECTION 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     SECTION 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:

          (a) In respect of any claim, issue, or matter as to which that person shall have been liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

          (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

          (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     SECTION 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not of the disabling conduct referred to in Section 4 of this Article.

     SECTION 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

          (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

          (b) A written opinion by an independent legal counsel.

     SECTION 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     SECTION 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     SECTION 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

          (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

          (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     SECTION 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Not applicable.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a)  The  Registrant's   principal   underwriter  also  acts  as  principal
underwriter for the following investment companies:

              Advisors Series Trust
              Guinness  Flight  Investment  Funds,  Inc
              Fremont Mutual Funds, Inc,
              Jurika & Voyles Fund Group
              Kayne Anderson Mutual Funds
              Masters' Select Investment Trust
              O'Shaughnessy Funds, Inc.
              The Purisima Funds
              Professionally Managed Portfolios
              Rainier Investment Management Mutual Funds
              RNC Mutual Fund Group, Inc.
              Brandes Investment Trust
              Allegiance Investment Trust
              The Dessauer Global Equity Fund
              Puget Sound Alternative Investment Trust
              UBS Private Investor Funds
              Trust for Investment Management

     (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

Name and Principal           Position and Offices with      Position and Offices
 Business Address              Principal Underwriter           With Registrant
 ----------------              ---------------------           ---------------

Robert H. Wadsworth          President and Treasurer         Assistant Secretary
4455 E. Camelback Road
Suite E261
Phoenix, AZ 85018

Eric M. Banhazl              Vice President                  Assistant Treasurer
2025 E. Financial Way
Glendora, CA 91741

Steven J. Paggioli           Vice President and              Assistant Secretary
915 Broadway                 Secretary
New York, NY 10010

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's custodian, as follows: the documents required to be maintained by paragraphs (4), (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant, and all other records will be maintained by the Custodian.

ITEM 29. MANAGEMENT SERVICES.

     Not applicable.

ITEM 30. UNDERTAKINGS.

     The Registrant undertakes, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and will assist in communications with other shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1934 and has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 25th day of February, 2000.

                                        PIC INVESTMENT TRUST

                                        By Douglass B. Allen*
                                           -----------------------------
                                           Douglass B. Allen
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on February 25, 2000.


Douglass B. Allen*                         President and Trustee
----------------------------
Douglas B. Allen


Jettie M. Edwards*                         Trustee
----------------------------
Jettie M. Edwards


/s/ Richard N. Frank                       Trustee
----------------------------
Richard N. Frank


/s/ Thomas J. Condon                       Trustee
----------------------------
Thomas J. Condon


/s/ James Clayburn LaForce                 Trustee
----------------------------
James Clayburn LaForce


/s/ Angelo R. Mozilo                       Trustee
----------------------------
Angelo R. Mozilo


Wayne H. Smith*                            Trustee
----------------------------
Wayne H. Smith


/s/ William T. Warnick                     Treasurer and Principal
----------------------------               Financial and Accounting Officer
William T. Warnick


* /s/Robert H. Wadsworth
  --------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES


     PIC Mid Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 25th day of February, 2000.



                                        PIC MID CAP PORTFOLIO

                                        By Douglass B. Allen*
                                           ------------------
                                           Douglass B. Allen
                                           President


     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on February 25, 2000.


Douglass B. Allen*                         President and Trustee
----------------------------
Douglas B. Allen


Jettie M. Edwards*                         Trustee
----------------------------
Jettie M. Edwards


Richard N. Frank*                          Trustee
----------------------------
Richard N. Frank


/s/ Thomas J. Condon                       Trustee
----------------------------
Thomas J. Condon


James Clayburn LaForce*                    Trustee
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                          Trustee
----------------------------
Angelo R. Mozilo


Wayne H. Smith*                            Trustee
----------------------------
Wayne H. Smith


/s/ William T. Warnick                     Treasurer and Principal
----------------------------               Financial and Accounting Officer
William T. Warnick


* /s/Robert H. Wadsworth
  --------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES


     PIC Balanced Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 25th day of February, 2000.

                                        PIC BALANCED PORTFOLIO

                                        By Douglass B. Allen*
                                           -------------------------
                                           Douglass B. Allen
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on February 25, 2000.

Douglass B. Allen*                         President and Trustee
----------------------------
Douglas B. Allen


Jettie M. Edwards*                         Trustee
----------------------------
Jettie M. Edwards


Richard N. Frank*                          Trustee
----------------------------
Richard N. Frank


/s/ Thomas J. Condon                       Trustee
----------------------------
Thomas J. Condon


James Clayburn LaForce*                    Trustee
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                          Trustee
----------------------------
Angelo R. Mozilo


Wayne H. Smith*                            Trustee
----------------------------
Wayne H. Smith


/s/ William T. Warnick                     Treasurer and Principal
----------------------------               Financial and Accounting Officer
William T. Warnick


* /s/ Robert H. Wadsworth
  --------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES

     PIC Small Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 25th day of February, 2000.


                                        PIC SMALL CAP PORTFOLIO

                                        By Douglass B. Allen*
                                           ------------------------
                                           Douglass B. Allen
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on February 25, 2000.


Douglass B. Allen*                         President and Trustee
----------------------------
Douglas B. Allen


Jettie M. Edwards*                         Trustee
----------------------------
Jettie M. Edwards


Richard N. Frank*                          Trustee
----------------------------
Richard N. Frank


/s/ Thomas J. Condon                       Trustee
----------------------------
Thomas J. Condon


James Clayburn LaForce*                    Trustee
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                          Trustee
----------------------------
Angelo R. Mozilo


Wayne H. Smith*                            Trustee
----------------------------
Wayne H. Smith


/s/ William T. Warnick                     Treasurer and Principal
----------------------------               Financial and Accounting Officer
William T. Warnick


* /s/ Robert H. Wadsworth
  --------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES

     PIC Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 25th day of February, 2000.


                                        PIC GROWTH PORTFOLIO

                                        By Douglass B. Allen*
                                           -------------------------
                                           Douglass B. Allen
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on February 25, 2000.

Douglass B. Allen*                         President and Trustee
----------------------------
Douglas B. Allen


Jettie M. Edwards*                         Trustee
----------------------------
Jettie M. Edwards


Richard N. Frank*                          Trustee
----------------------------
Richard N. Frank


/s Thomas J. Condon                        Trustee
----------------------------
Thomas J. Condon


James Clayburn LaForce*                    Trustee
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                          Trustee
----------------------------
Angelo R. Mozilo


Wayne H. Smith*                            Trustee
----------------------------
Wayne H. Smith


/s/ William T. Warnick                     Treasurer and Principal
----------------------------               Financial and Accounting Officer
William T. Warnick


* /s/ Robert H. Wadsworth
  --------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                    EXHIBITS

     Exhibit No.                          Description
     -----------                          -----------
       99B.10.A   Consent of PricewaterhouseCoopers LLP
       99B.10.B   Consent of McGladrey & Pullen-Small Cap Growth Fund
       99B.10.C   Consent of McGladrey & Pullen-Growth Fund and Small
                   Company Growth Fund
       99B.10.D   Report of McGladrey & Pullen-Small Cap Growth Fund
       99B.10.E   Report of McGladrey & Pullen-Growth Fund and Small
                   Company Growth Fund